Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provisions [line items]
Provision	$ 276.7	$ 229.4
Current portion	126.5	108.9
Non-current portion	150.2	120.5
Product warranties [member]
Disclosure of provisions [line items]
Provision	77.6	77.5
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provision	58.6	53.7
Current portion	18.7	18.7
Non-current portion	39.9	35.0
Taxes [member]
Disclosure of provisions [line items]
Provision	44.6	36.6
Post retirement benefits [member]
Disclosure of provisions [line items]
Provision	36.1	39.4
Provision for third party materials [member]
Disclosure of provisions [line items]
Provision	25.3	0.0
Environmental provision [Member]
Disclosure of provisions [line items]
Provision	0.4	0.7
Other [member]
Disclosure of provisions [line items]
Provision	$ 34.1	$ 21.5